Revenues from Contracts with Customers - Additional Information (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jan. 16, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		€ 18,976.7	€ 482.3	€ 108.6
Adjustments for decrease in trade and other receivables	€ 4,693.6
Remaining upfront fees contract liabilities		61.9	131.7
Advance payment received for future COVID 19 vaccine sale		131.9	235.9
Refund liabilities		90.0	0.0
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		14,636.5	381.9	87.6
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		2,241.9	31.7	11.7
Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues			56.2
Research & development revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		102.7	178.8	84.4
Non refundable upfront cash payment			66.3
Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		18,874.0	303.5	24.2
Pfizer Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		15,500.0	371.5	14.3
Pfizer Inc. | Research & development revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		43.4	121.6	14.3
German Federal Ministry of Health
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		1,945.6
Genentech Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues			49.2	64.0
Genentech Inc. | Research & development revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		45.9	49.2	64.0
Pfizer, Inc COVID-19 Vaccine Collaboration | Research & development revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment recognized as revenue			51.7
Pfizer, Inc Influenza Collaboraiton | Research & development revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment recognized as revenue			3.6
Shanghai Fosun Pharmaceutical (Group) Co., Ltd | Research & development revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		7.4	5.1	0.0
Non refundable upfront cash payment			0.9
Milestone payment recognized as revenue			4.2
Other | Research & development revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		6.0	2.9	6.1
Sales to collaboration partners | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		970.9	61.4	0.0
Direct product sales to customers | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		3,007.2	20.6	0.0
Share of colaborations partners' gross profit | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		14,352.1
Share of collaboration partners' sales milestones | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		476.6
Share of collaboration partners' gross profit and sales milestones | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		€ 14,828.7	€ 188.5	€ 0.0